Expense Example {- Fidelity Advisor Freedom® 2030 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2030 Fund	May 28, 2022 USD ($)
Class A
Expense Example:
1 year	$ 663
3 years	847
5 years	1,043
10 years	1,588
Class M
Expense Example:
1 year	464
3 years	704
5 years	959
10 years	1,668
Class C
Expense Example:
1 year	269
3 years	522
5 years	895
10 years	1,723
Class I
Expense Example:
1 year	68
3 years	210
5 years	360
10 years	777
Class Z
Expense Example:
1 year	59
3 years	182
5 years	314
10 years	$ 679